-------------------------------------------------------------------------------
                                   LKCM FUND
                                 P.O. BOX 2798
                             BOSTON, MA 02208-2798

-------------------------------------------------------------------------------
OFFICERS AND TRUSTEES

J. Luther King, Jr.             Jacqui Brownfield
Chairman of the Board,          Secretary & Treasurer
President
                                John M. Corcoran
Paul W. Greenwell               Assistant Treasurer
Vice President
                                Karl O. Hartmann
H. Kirk Downey                  Assistant Secretary
Trustee
                                Helen A. Robichaud
Earle A. Shields, Jr.           Assistant Secretary
Trustee
-------------------------------------------------------------------------------

INVESTMENT ADVISER

 Luther King Capital Management Corp.
 301 Commerce Street, Suite 1600
 Fort Worth, TX 76102

-------------------------------------------------------------------------------

ADMINISTRATOR

 Chase Global Funds Services Company
 73 Tremont Street Boston, MA 02108-3913

-------------------------------------------------------------------------------

CUSTODIAN

 The Chase Manhattan Bank
 770 Broadway New York, NY 10003-9598

-------------------------------------------------------------------------------

LEGAL COUNSEL

 Gardere & Wynne
 3000 Thanksgiving Tower Dallas, TX 75201

 Kirkpatrick & Lockhart
 1800 Massachusetts Avenue, N.W.
 2nd Floor
 Washington, D.C. 20036-1800

-------------------------------------------------------------------------------

INDEPENDENT AUDITORS

 Deloitte & Touche LLP
 125 Summer Street
 Boston, MA 02110

-------------------------------------------------------------------------------

DISTRIBUTOR

 Funds Distributor, Inc.
 60 State Street, Suite 1300 Boston, MA 02109

-------------------------------------------------------------------------------

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.


-------------------------------------------------------------------------------

                                   LKCM FUND

-------------------------------------------------------------------------------


                                 ANNUAL REPORT
                               DECEMBER 31, 1996

                                   LKCM FUND
                             ---------------------
                             ---------------------

DEAR FELLOW SHAREHOLDER:

  We are pleased to report the following performance information for the LKCM portfolios:

                                       ONE     AVERAGE  RUSSELL 2000  S&P 500
                                      YEAR     ANNUAL     ONE YEAR   ONE YEAR
                                      TOTAL     TOTAL      TOTAL       TOTAL
                          NET ASSET  RETURN    RETURN      RETURN     RETURN
                INCEPTION VALUE AT    ENDED     SINCE      ENDED       ENDED
PORTFOLIOS        DATES   12/31/96  12/31/96* INCEPTION   12/31/96   12/31/96*
----------      --------- --------- --------- --------- ------------ ---------
LKCM Small Cap
 Equity          7/14/94   $16.20     25.67%    25.10%     16.55%      22.96%
LKCM Equity       1/3/96   $11.70     17.00%      N/A        N/A       22.01%

--------
* LKCM Equity and its Benchmark total returns are measured since the inception date of January 3, 1996.

  After an extraordinary advance in 1995, the stock market, once again, posted exceptional gains in 1996. The year witnessed an increased level of volatility, however stock prices proved resilient, as the S&P 500 posted gains in all but two months. That resiliency was especially impressive in the year's first half as stock prices climbed higher despite rising interest rates. Indeed, the first half established the platform for stocks to propel dramatically higher, after a brief mid-year correction, as the strong earnings that characterized the entire year were fueled by falling interest rates. Of course, stock prices also benefited from a positive supply/demand dynamic driven by enormous cash flows into equity mutual funds and active share repurchase programs by many corporations. In 1996, merger and acquisition activity rose to the highest level in history and acted as another catalyst that pushed stocks to record highs. In fact, both LKCM portfolios benefited from consolidation activity.

  The LKCM Small Cap Equity Portfolio, despite a year in which the market favored stocks of large companies, continued to demonstrate strong and steady, yet exciting, performance. The Portfolio's return exceeded that of both the benchmark Russell 2000 and the S&P 500. The investment selection process, which emphasizes identifying companies, at a fair price, that can sustain above-average profitability, continued to add significant value to the management of the Portfolio. Among the most successful of the Portfolio's investments were those companies, originally discovered through broad industry knowledge, that serve a very narrow and specific niche within a given industry. Additionally, the stocks of several good companies that were previously out-of-favor gained recognition on Wall Street and were re-valued as growth stocks. Among specific industry concentrations, real estate investment trusts were big winners as yield-seeking investors fled electric utilities. As of year-end, important sector concentrations included a wide variety of Consumer & Commercial Services (8%), Manufacturing (9%), the Energy sector (14%), and Financial Services (14%). The total net assets of the Portfolio as of December 31, 1996 were $199,087,887 of which $184,976,282 (93%) were invested in common and preferred stocks with the balance held in cash reserves.

  The LKCM Equity Portfolio, which was funded on January 3 of 1996, trailed the benchmark S&P 500 as heavy cash balances early in the year dragged on robust equity returns. The Portfolio is comprised of high quality medium and large company stocks and is well diversified across industries. The Portfolio especially benefited from positions in a number of companies focused on restructuring their current operations. Also important were companies that generated large amounts of free cash flow which was used to aggressively repurchase shares. The Portfolio's conservative exposure to the higher growth, large technology companies diluted performance relative to the overall market. As of year end, the Portfolio's largest industry positions included Health Care

(12%), Energy (15%), and Beverage & Personal Products (12%). As of December 31, 1996, the total net assets of the Portfolio were $34,607,888 of which $33,005,825 (95%) were invested in common stocks with the balance held in cash reserves.

  After several years of strong corporate profits, earnings expectations for 1997 are likely to be too optimistic. As a result, the market could be expected to suffer some earnings-related set backs during the new year. However, the drivers underpinning the positive aspects of strong mutual fund cash flows, heavy share repurchase activity, and active industry consolidation are intact and should provide support to the market in the short-term and bode well for its long-term outlook. Throughout 1996, large-cap growth stocks dominated the ranks of the top performers as valuation considerations were swept aside in favor of consistency. As 1997 dawns, investors are likely to continue to favor high-quality stocks as long as any concern about the sustainability of earnings exists. On the small-cap front, attractive valuations, compelling growth opportunities, and a stronger dollar could lead to a broadening in small stock performance. We believe both Portfolios are well positioned, at the start of 1997, to capitalize on the aforementioned trends. The team of experienced investment professionals at LKCM looks forward to meeting the challenges of a changing investment landscape as it unfolds throughout the year.

Regards,

/s/ Luther King

J. Luther King, Jr., CFA
January 15, 1997

PERFORMANCE COMPARISON
-------------------------------------------------------------------------------

                COMPARISON OF THE CHANGE IN VALUE OF A $10,000
                PURCHASE IN THE LKCM SMALL CAP EQUITY PORTFOLIO
       AND THE STANDARD & POOR'S 500 (S&P 500) AND RUSSELL 2000 INDICES.

------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN                ONE YEAR ENDED        SINCE
FOR PERIOD ENDED DECEMBER 31, 1996       DECEMBER 31, 1996   JULY 14, 1994*
------------------------------------------------------------------------------
LKCM SMALL CAP EQUITY PORTFOLIO**             25.67%              25.10%
------------------------------------------------------------------------------
S&P 500 INDEX                                 22.96%              25.67%
------------------------------------------------------------------------------
RUSSELL 2000 INDEX                            16.55%              17.84%
------------------------------------------------------------------------------

                             [GRAPH APPEARS HERE]


                              LKCM SMALL CAP         S&P 500      RUSSELL 2000
                             EQUITY PORTFOLIO         INDEX+         INDEX+
                             ----------------        -------      ------------

7/14/94                           10,000              10,000         10,000
4/30/95                           11,480              11,722         10,926
6/30/95                           12,170              12,472         11,642
12/31/95                          13,840              14,257         12,970
6/30/96                           16,158              15,697         14,332
12/31/96                          17,393              17,530         15,117


Past performance is not predictive of future performance. Your investment return and principal value will fluctuate.
When shares are redeemed, they may be worth more or less than the original cost.
*  Commencement of Operations.
** Total return reflects expenses waived and reimbursed by the Adviser.
   Without such waivers or reimbursement, total return would be lower.
+ The comparative indices are not adjusted to reflect expenses or other fees that the SEC requires to be reflected in the Portfolio's performance.

                     Definition of the Comparative Indices
                     -------------------------------------
The S&P 500 Index is an unmanaged index of 500 stocks designed to mimic the overall equity market's industry weightings. Most, but not all, large capitalization stocks are in the Index.
The Russell 2000 Index is an unmanaged index consisting of the 2,000 smallest of the 3,000 largest stocks. Market capitalization is typically between $57 million and $610 million.

Please note that one can not invest in an unmanaged index.

Performance Comparison
--------------------------------------------------------------------------------

                 COMPARISON OF THE CHANGE IN VALUE OF A $10,000
                     PURCHASE IN THE LKCM EQUITY PORTFOLIO
                 AND THE STANDARD & POOR'S 500 (S&P 500) INDEX


-----------------------------------------------------------------------
  AVERAGE ANNUAL TOTAL RETURN                            SINCE
FOR PERIOD ENDED DECEMBER 31, 1996                  JANUARY 3, 1996*
-----------------------------------------------------------------------
LKCM EQUITY PORTFOLIO**                                   17.00%
-----------------------------------------------------------------------
S&P 500 INDEX                                             22.01%
-----------------------------------------------------------------------

                             [GRAPH APPEARS HERE]

                           LKCM EQUITY PORTFOLIO     S&P 500 INDEX+
                           ---------------------     --------------

1/3/96                           10,000                  10,000
6/30/96                          10,800                  10,924
12/31/96                         11,700                  12,201


Past performance is not predictive of future performance. Your investment return and principal value will fluctuate.
When shares are redeemed, they may be worth more or less than the original cost.
* Commencement of Operations.
** Total return reflects expenses waived and reimbursed by the Adviser. Without such waivers or reimbursement, total return would be lower.
+ The comparative indices are not adjusted to reflect expenses or other fees that the SEC requires to be reflected in the Portfolio's performance.

                     Definition of the Comparative Indices
                     -------------------------------------

The S&P 500 Index is an unmanaged index of 500 stocks designed to mimic the overall equity market's industry weightings. Most, but not all, large capitalization stocks are in the Index.

Please note that one can not invest in an unmanaged index.

LKCM SMALL CAP EQUITY PORTFOLIO
STATEMENT OF NET ASSETS
December 31, 1996

                                                            SHARES     VALUE+
--------------------------------------------------------------------------------
 COMMON STOCKS (92.6%)
--------------------------------------------------------------------------------
 BASIC RESOURCES (6.0%)
  Lawter International, Inc...............................  127,000 $  1,603,375
  Longview Fibre Co. .....................................  160,000    2,940,000
  Mississippi Chemical Corp...............................  110,000    2,640,000
  Reliance Steel & Aluminum Co............................   50,000    1,750,000
  Sante FE Pacific Gold Corp. ............................   50,000      768,750
 * Titanium Metals Corp...................................   70,000    2,301,250
                                                                    ------------
                                                                      12,003,375
                                                                    ------------
--------------------------------------------------------------------------------
 BEVERAGE & PERSONAL PRODUCTS (0.9%)
 * Carson, Inc. ..........................................   75,000    1,040,625
 * Twinlab Corp. .........................................   60,000      727,500
                                                                    ------------
                                                                       1,768,125
                                                                    ------------
--------------------------------------------------------------------------------
 CONSUMER & COMMERCIAL SERVICES (7.8%)
  Boykin Lodging Co.......................................   77,000    1,848,000
 * CapStar Hotel Co.......................................   75,000    1,471,875
 * Caribiner International, Inc...........................   15,000      753,750
 * Carmike Cinemas, Inc., Class A.........................   91,700    2,326,888
 * Kent Electronics Corp..................................  115,300    2,968,975
  La Quinta Motor Inns, Inc. .............................  100,000    1,912,500
 * Romac International, Inc...............................   46,000    1,012,000
  Starwood Lodging Trust..................................   50,000    2,756,250
  U.S. Franchise Systems, Inc.............................   40,000      405,000
                                                                    ------------
                                                                      15,455,238
                                                                    ------------
--------------------------------------------------------------------------------
 CONSUMER DURABLES (3.9%)
  Centex Corp. ...........................................   50,000    1,881,250
 * Cross-Continent Auto Retailers, Inc. ..................   15,000      313,125
 * Dal-Tile International, Inc............................   86,000    1,752,250
 * Kevco, Inc.............................................   50,300      704,200
  Lawson Products, Inc....................................   78,500    1,717,188
  TJ International, Inc...................................   61,000    1,418,250
                                                                    ------------
                                                                       7,786,263
                                                                    ------------
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

LKCM SMALL CAP EQUITY PORTFOLIO
STATEMENT OF NET ASSETS--(CONTINUED)
December 31, 1996

                                                            SHARES     VALUE+
--------------------------------------------------------------------------------
 COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------
 ENERGY (14.0%)
 * Brown (Tom), Inc. .....................................   83,000 $  1,732,625
 * Cairn Energy USA, Inc..................................  106,000    1,060,000
 * Carbo Ceramics, Inc....................................   40,000      840,000
 * Diamond Offshore Drilling, Inc.........................   40,000    2,280,000
 * Encal Energy Ltd.......................................  487,500    1,527,220
 * HS Resources, Inc. ....................................  100,000    1,650,000
  ICO, Inc. ..............................................  169,300    1,036,963
 * Input/Output, Inc. ....................................   65,000    1,202,500
 * Noble Affiliates, Inc..................................   80,000    3,830,000
 * Seacor Holdings, Inc...................................    8,000      504,000
 * Seagull Energy Corp. ..................................   65,000    1,430,000
  Snyder Oil Corp.........................................   80,600    1,400,425
 * Titan Exploration, Inc. ...............................   70,500      846,000
  Tidewater, Inc..........................................   41,133    1,861,268
 * Trico Marine Services, Inc. ...........................   50,000    2,400,000
  Union Pacific Resources Group, Inc. ....................   50,000    1,462,500
 * United Meridian Corp...................................   30,000    1,552,500
 * Varco International, Inc...............................   32,000      740,000
 * Weatherford Enterra, Inc...............................   20,000      600,000
                                                                    ------------
                                                                      27,956,001
                                                                    ------------
--------------------------------------------------------------------------------
 ENVIRONMENT (2.0%)
  Cuno Incorporated.......................................   70,000    1,041,250
 * U.S. Filter Corp. .....................................   90,000    2,857,500
                                                                    ------------
                                                                       3,898,750
                                                                    ------------
--------------------------------------------------------------------------------
 FINANCIAL SERVICES (14.0%)
  Arden Realty Group, Inc.................................   45,000    1,248,750
 * Atlantic Gulf Communities Corp.........................  107,000      461,438
  Bank United Corp., Class A..............................   39,000    1,043,250
  Brandywine Realty Trust.................................   56,100    1,093,950
 * Capsure Holdings Corp..................................  180,000    2,047,500
  Chartwell Re Corp.......................................   80,400    2,150,700
  Conseco, Inc............................................   15,000      956,250
  Crescent Real Estate Equities, Inc......................   23,000    1,213,250
  Cullen/Frost Bankers, Inc. .............................   70,000    2,327,500
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

LKCM SMALL CAP EQUITY PORTFOLIO
STATEMENT OF NET ASSETS--(CONTINUED)
December 31, 1996

                                                            SHARES     VALUE+
--------------------------------------------------------------------------------
 COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------
 FINANCIAL SERVICES--(CONTINUED)
 * E*TRADE Group, Inc.....................................   20,000 $    230,000
 * Fairfield Communities, Inc.............................   30,000      742,500
  First Colorado Bancorp, Inc.............................  120,000    2,040,000
  First Victoria National Bank............................   19,000      452,437
  Gainsco, Inc............................................   60,637      583,631
  Klamath First Bancorp, Inc..............................  100,000    1,575,000
  Mercantile Bancorp......................................   12,000      616,500
  Prentiss Properties Trust...............................   75,000    1,875,000
  Sterling Bancorp........................................  100,000    1,475,000
 * Symons International Group, Inc........................   38,000      636,500
  Terra Nova (Bermuda) Holdings Ltd., Class A.............   69,100    1,485,650
  Texas Regional Bancshares Inc., Class A.................  100,000    3,400,000
  Titan Holdings, Inc.....................................   15,000      247,500
                                                                    ------------
                                                                      27,902,306
                                                                    ------------
--------------------------------------------------------------------------------
 FOOD, TOBACCO & OTHER (0.6%)
 * Armanino Foods Of Distinct.............................  200,000      268,750
 * Suiza Foods Corp.......................................   47,000      951,750
                                                                    ------------
                                                                       1,220,500
                                                                    ------------
--------------------------------------------------------------------------------
 HEALTH CARE (10.8%)
  Bard (C.R.), Inc........................................  100,000    2,800,000
 * Emcare Holdings, Inc...................................   91,200    2,120,400
  Fisher Scientific International, Inc....................  100,000    4,712,500
  Kinetic Concepts, Inc...................................  115,000    1,408,750
 * Magellan Health Services, Inc..........................   30,000      671,250
 * Maxxim Medical, Inc....................................  120,000    1,500,000
 * Patterson Dental Co....................................   42,500    1,200,625
 * Prime Medical Services, Inc............................   60,000      652,500
 * Scherer R.P. Corp......................................   35,000    1,758,750
 * Sybron International Corp..............................   47,500    1,567,500
 * TECNOL Medical Products, Inc...........................  169,100    2,557,638
  Teva Pharmaceutical Industries Ltd......................    5,000      251,250
 * VOXEL..................................................  100,000      337,500
                                                                    ------------
                                                                      21,538,663
                                                                    ------------
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

LKCM SMALL CAP EQUITY PORTFOLIO
STATEMENT OF NET ASSETS--(CONTINUED)
December 31, 1996

                                                           SHARES     VALUE+
-------------------------------------------------------------------------------
 COMMON STOCKS--(CONTINUED)
-------------------------------------------------------------------------------
 HEAVY INDUSTRY/ TRANSPORTATION (5.8%)
 * AirNet Systems, Inc...................................  108,500 $  1,600,375
 * Covenant Transport, Inc., Class A.....................   90,000    1,293,750
 * Genesee & Wyoming, Inc., Class A......................   70,500    2,449,875
 */#/++ Railamerica, Inc. (Acquired 12/31/1996, cost
  $1,687,500)............................................  375,000    1,828,125
 * Railtex, Inc..........................................  103,700    2,618,425
 * Swift Transportation Co., Inc.........................   75,000    1,762,500
                                                                   ------------
                                                                     11,553,050
                                                                   ------------
-------------------------------------------------------------------------------
 MANUFACTURING (8.6%)
  AGCO Corp..............................................   10,000      286,250
  Blount International, Inc..............................   71,000    2,724,625
  Chart Industries, Inc..................................   50,000      856,250
  ESCO Electronics Corp..................................   67,000      670,000
 * Figgie International, Inc., Class A...................  105,000    1,260,000
 * Foamex International, Inc.............................   70,000    1,155,000
  Keystone International, Inc............................   60,000    1,207,500
 * Kirby Corp............................................  280,000    5,530,000
  Lindsay Manufacturing Co...............................   58,000    2,711,500
 * UNC, Inc..............................................   60,000      720,000
                                                                   ------------
                                                                     17,121,125
                                                                   ------------
-------------------------------------------------------------------------------
 RETAIL (9.6%)
 * Borders Group, Inc....................................   70,000    2,511,250
  CML Group, Inc.........................................  200,000      675,000
 * Cameron Ashley Building Products......................  151,000    2,114,000
 * Coleman Co., Inc......................................  140,000    1,925,000
  Justin Industries, Inc.................................  218,300    2,510,450
 * Noodle Kidoodle, Inc..................................  100,000      512,500
  O'Sullivan Industries Holdings.........................   45,000      630,000
  Pier 1 Imports, Inc....................................   70,000    1,233,750
 * Play By Play Toys & Novelties, Inc....................  101,500    1,218,000
 * Proffitt's Inc........................................   20,000      737,497
 * Taco Cabana, Class A..................................  174,100    1,283,988
 * Tractor Supply Co.....................................   90,500    1,866,563
 * Tuesday Morning Corp..................................   90,000    1,923,750
                                                                   ------------
                                                                     19,141,748
                                                                   ------------
-------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

LKCM SMALL CAP EQUITY PORTFOLIO
STATEMENT OF NET ASSETS--(CONTINUED)
December 31, 1996

                                                            SHARES     VALUE+
--------------------------------------------------------------------------------
 COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------
 PUBLISHING & BROADCASTING (3.6%)
  Belo (A.H.) Corp., Class A..............................   50,000 $  1,743,750
 * Chancellor Broadcasting Corp., Class A.................   40,000      950,000
 * Granite Broadcasting Corp. ............................   70,000      743,750
 * Heftel Broadcasting Corp. .............................   63,800    2,009,700
 * Heritage Media Corp....................................   98,000    1,102,500
 * Saga Communication, Inc., Class A......................   34,375      670,313
                                                                    ------------
                                                                       7,220,013
                                                                    ------------
--------------------------------------------------------------------------------
 TECHNOLOGY (4.3%)
 * Arch Communications Group, Inc.........................   20,000      187,500
 * BBN Corp...............................................   40,000      900,000
 * Black Box Corp.........................................   20,000      825,000
  Cascade Communications Corp. ...........................    5,000      275,625
 * Computer Products, Inc.................................   20,000      390,000
  Dallas Semiconductor....................................   47,000    1,081,000
 * Intellicall, Inc.......................................  100,000      575,000
 * Interphase Corp........................................   48,500      485,000
 * Objective Systems Integrators, Inc. ...................   25,000      596,875
 * Physican Computer Network, Inc. .......................  115,000      977,500
 * Rational Software Corp.................................   20,000      791,250
 * Segue Software Inc. ...................................   17,500      319,375
 * Tekelec................................................   70,000    1,102,500
                                                                    ------------
                                                                       8,506,625
                                                                    ------------
--------------------------------------------------------------------------------
 TELECOMMUNICATIONS (0.7%)
 * PageMart Wireless, Inc., Class A.......................  110,000      728,750
 * Paging Network, Inc....................................   13,000      198,250
 * Pronet, Inc............................................  100,000      437,500
                                                                    ------------
                                                                       1,364,500
                                                                    ------------
--------------------------------------------------------------------------------
 TOTAL COMMON STOCKS (COST $150,709,716)..................           184,436,282
--------------------------------------------------------------------------------
 CONVERTIBLE PREFERRED STOCK (0.3%)
--------------------------------------------------------------------------------
 ENTERTAINMENT (0.3%)
  AMC Entertainment, Inc., $1.75 (COST $746,638)..........   20,000      540,000
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

LKCM SMALL CAP EQUITY PORTFOLIO
STATEMENT OF NET ASSETS--(CONTINUED)
December 31, 1996

                                                         FACE
                                                        AMOUNT       VALUE+
-------------------------------------------------------------------------------
 CASH EQUIVALENT (7.2%)
-------------------------------------------------------------------------------
 REPURCHASE AGREEMENT
 Chase Securities, Inc. 5.95%, dated 12/31/96, due
  1/2/97, to be repurchased at $14,341,674
  collateralized by $13,700,000 U.S. Treasury Bond
  7.25%, due 5/15/16, valued at $14,337,000.
  (COST $14,337,000)................................. $14,337,000 $ 14,337,000
-------------------------------------------------------------------------------
 TOTAL INVESTMENTS (100.1%) (COST $165,793,354)......              199,313,282
-------------------------------------------------------------------------------
 OTHER ASSETS AND LIABILITIES (-0.1%)
-------------------------------------------------------------------------------
 Cash............................................................          979
 Dividends Receivable............................................      203,225
 Receivable for Investments Sold.................................       27,934
 Interest Receivable.............................................        2,370
 Other Assets....................................................       35,062
 Payable for Investment Advisory Fees............................     (364,278)
 Payable for Investments Purchased...............................      (60,810)
 Payable for Administrative Fees.................................      (27,165)
 Payable for Trustees' Fees......................................         (530)
 Other Liabilities...............................................      (42,182)
                                                                  ------------
                                                                      (225,395)
-------------------------------------------------------------------------------
 NET ASSETS (100%)
 Applicable to 12,289,204 outstanding shares of beneficial in-
  terest (unlimited authorization, no par value)................. $199,087,887
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE.. $      16.20
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

 + See Note A to Financial Statements.
++ The Portfolio owns 5% or more of this company's outstanding voting securities (Note G).
 * Non-Income Producing Security.
 # Restricted security--total market value of restricted securities owned at December 31, 1996 was $1,828,125 or 0.9% of the net assets.

   The accompanying notes are an integral part of the financial statements.

LKCM EQUITY PORTFOLIO
STATEMENT OF NET ASSETS
December 31, 1996

                                                              SHARES   VALUE+
--------------------------------------------------------------------------------
 COMMON STOCKS (95.4%)
--------------------------------------------------------------------------------
 BASIC RESOURCES (6.2%)
  Du Pont (E.I.) De Nemours & Co............................   8,000 $   755,000
  Morton International, Inc. ...............................  15,000     611,250
  Willamette Industries, Inc................................  11,000     765,875
                                                                     -----------
                                                                       2,132,125
                                                                     -----------
--------------------------------------------------------------------------------
 BEVERAGE & PERSONAL PRODUCTS (12.1%)
  Colgate-Palmolive Co......................................   8,500     784,125
  Eastman Kodak Co. ........................................   8,500     682,125
  Estee Lauder Cos., Class A................................  10,000     508,750
  Kimberly Clark Corp.......................................   8,500     809,625
  PepsiCo, Inc..............................................  22,000     643,500
  Tupperware Corp...........................................  14,000     750,750
                                                                     -----------
                                                                       4,178,875
                                                                     -----------
--------------------------------------------------------------------------------
 CONSUMER & COMMERCIAL SERVICES (5.4%)
  Manpower, Inc.............................................  20,000     650,000
  National Service Industries, Inc..........................  18,000     672,750
 * Univision Communications Inc., Class A...................  15,000     555,000
                                                                     -----------
                                                                       1,877,750
                                                                     -----------
--------------------------------------------------------------------------------
 CONSUMER DURABLES (4.4%)
  General Electric Co.......................................   8,000     791,000
  Sherwin-Williams Co. .....................................  13,000     728,000
                                                                     -----------
                                                                       1,519,000
                                                                     -----------
--------------------------------------------------------------------------------
 ENERGY (14.7%)
  Amoco Corp................................................   9,000     724,500
  Burlington Resources, Inc.................................  10,000     503,750
  Exxon Corp. ..............................................   8,000     784,000
  Mobil Corp................................................   6,000     733,500
  Schlumberger, Ltd.........................................  10,000     998,750
  Tidewater, Inc. ..........................................  10,000     452,500
  Union Pacific Resources Group, Inc. ......................  30,000     877,500
                                                                     -----------
                                                                       5,074,500
                                                                     -----------
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

LKCM EQUITY PORTFOLIO
STATEMENT OF NET ASSETS--(CONTINUED)
December 31, 1996

                                                              SHARES   VALUE+
--------------------------------------------------------------------------------
 COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------
 ENVIRONMENT (2.0%)
  WMX Technologies, Inc.....................................  21,000 $   685,125
                                                                     -----------
--------------------------------------------------------------------------------
 FINANCIAL SERVICES (4.6%)
  Cullen/Frost Bankers, Inc.................................  22,000     731,500
  Norwest Corp..............................................  20,000     870,000
                                                                     -----------
                                                                       1,601,500
                                                                     -----------
--------------------------------------------------------------------------------
 FOOD, TOBACCO & OTHER (1.6%)
  Nabisco Holdings Corp., Class A...........................  14,000     544,250
                                                                     -----------
--------------------------------------------------------------------------------
 HEALTH CARE (12.1%)
  Bard (C.R.), Inc..........................................  19,000     532,000
  Baxter International, Inc.................................  20,000     820,000
  Merck & Co., Inc..........................................   7,000     554,750
  Pfizer, Inc...............................................  10,000     828,750
  Pharmacia & Upjohn, Inc...................................  19,000     752,875
  Schering-Plough Corp......................................  11,000     712,250
                                                                     -----------
                                                                       4,200,625
                                                                     -----------
--------------------------------------------------------------------------------
 HEAVY INDUSTRY / TRANSPORTATION (1.7%)
  Union Pacific Corp........................................  10,000     601,250
                                                                     -----------
--------------------------------------------------------------------------------
 MANUFACTURING (6.4%)
  Corning, Inc..............................................  17,000     786,250
  Keystone International, Inc...............................  30,000     603,750
 * Kirby Corp...............................................  42,000     829,500
                                                                     -----------
                                                                       2,219,500
                                                                     -----------
--------------------------------------------------------------------------------
 PUBLISHING & BROADCASTING (5.5%)
  Belo (A.H.) Corp., Class A................................  20,000     697,500
  Gannett Co., Inc..........................................   8,000     599,000
  Westinghouse Electric Corp................................  30,000     596,250
                                                                     -----------
                                                                       1,892,750
                                                                     -----------
--------------------------------------------------------------------------------
 RETAIL (2.2%)
  Home Depot, Inc...........................................  15,600     781,950
                                                                     -----------
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

LKCM EQUITY PORTFOLIO
STATEMENT OF NET ASSETS--(CONTINUED)
December 31, 1996

                                                            SHARES    VALUE+
--------------------------------------------------------------------------------
 COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------
 TECHNOLOGY (14.2%)
  AMP, Inc.............................................      16,000 $   614,000
 * Cisco Systems, Inc. ................................       5,000     318,125
  Electronic Data Systems Corp.........................      14,000     605,500
  Fisher Scientific International, Inc.................      15,000     706,875
  Hewlett Packard Co...................................      19,000     954,750
  Motorola, Inc........................................      16,000     982,000
  Raytheon Corp........................................      15,000     721,875
                                                                    -----------
                                                                      4,903,125
                                                                    -----------
--------------------------------------------------------------------------------
 TELECOMMUNICATIONS (2.3%)
 * Airtouch Communications, Inc. ......................      19,000     479,750
  Alltel Corp..........................................      10,000     313,750
                                                                    -----------
                                                                        793,500
                                                                    -----------
--------------------------------------------------------------------------------
 TOTAL COMMON STOCKS (COST $29,787,348)................              33,005,825
--------------------------------------------------------------------------------
                                                            FACE
                                                           AMOUNT
--------------------------------------------------------------------------------
 CASH EQUIVALENT (5.4%)
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENT (5.4%)
  Chase Securities, Inc. 5.95%, dated 12/31/96, due
   1/2/97, to be repurchased at $1,879,613
   collateralized by $1,800,000 U.S. Treasury Bond
   7.25%, due 5/15/16, valued at $1,879,000 (COST
   $1,879,000).........................................  $1,879,000   1,879,000
--------------------------------------------------------------------------------
 TOTAL INVESTMENTS (100.8%) (COST $31,666,348).........              34,884,825
--------------------------------------------------------------------------------
 OTHER ASSETS AND LIABILITIES (-0.8%)
--------------------------------------------------------------------------------
 Cash..............................................................         471
 Receivable for Investments Sold...................................     246,592
 Dividends Receivable..............................................      55,605
 Interest Receivable...............................................         310
 Other Assets......................................................       1,095
 Payable for Investments Purchased.................................    (522,859)
 Payable for Investment Advisory Fees..............................     (17,683)
 Payable for Administrative Fees...................................      (9,308)
 Payable for Trustees' Fees........................................        (500)
 Other Liabilities.................................................     (30,660)
                                                                    -----------
                                                                       (276,937)
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

LKCM EQUITY PORTFOLIO
STATEMENT OF NET ASSETS--(CONTINUED)
December 31, 1996

                                                                    VALUE+
-----------------------------------------------------------------------------
NET ASSETS (100%)
 Applicable to 2,958,639 outstanding shares of bene-
  ficial interest (unlimited authorization, no par
  value)........................................................  $34,607,888
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE..  $     11.70
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

+See Note A to Financial Statements.
*Non-Income Producing Security.



    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS
For the Period Ended December 31, 1996

                                              LKCM SMALL
                                              CAP EQUITY             LKCM EQUITY
                                               PORTFOLIO             PORTFOLIO**
--------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends.......................             $ 1,366,265            $  454,884
 Interest........................                 899,595               235,036
--------------------------------------------------------------------------------
  TOTAL INCOME...................               2,265,860               689,920
--------------------------------------------------------------------------------
EXPENSES
 Investment Advisory Fees--Note B
  Basic Fee......................  $1,229,534             $ 209,560
  Less: Fee Waived...............         --    1,229,534  (156,207)     53,353
                                   ----------             ---------
 Administrative Fees--Note C.....                 290,710               109,280
 Audit Fees......................                  15,042                20,000
 Trustees' Fees--Note E..........                   7,530                 9,500
 Filing and Registration Fees....                  59,050                33,517
 Legal Fees......................                   9,438                 3,215
 Other Expenses..................                  22,670                10,731
--------------------------------------------------------------------------------
  TOTAL EXPENSES.................               1,633,974               239,596
--------------------------------------------------------------------------------
   NET INVESTMENT INCOME.........                 631,886               450,324
--------------------------------------------------------------------------------
NET REALIZED GAIN ON INVESTMENTS.              16,081,149             1,245,994
NET CHANGE IN UNREALIZED
 APPRECIATION ON INVESTMENTS.....              19,407,252             3,218,477
--------------------------------------------------------------------------------
TOTAL NET REALIZED GAIN AND NET
 CHANGE IN UNREALIZED
 APPRECIATION....................              35,488,401             4,464,471
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS.......             $36,120,287            $4,914,795
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

** The Portfolio commenced operations on January 3, 1996.

    The accompanying notes are an integral part of the financial statements.

LKCM SMALL CAP EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                    PERIOD FROM
                                                    MAY 1, 1995    YEAR ENDED
                                                  TO DECEMBER 31, DECEMBER 31,
                                                       1995           1996
-------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net Investment Income...........................  $    347,510   $    631,886
 Net Realized Gain...............................     7,183,720     16,081,149
 Net Change in Unrealized Appreciation...........    10,133,249     19,407,252
-------------------------------------------------------------------------------
  Net Increase in Net Assets Resulting from
   Operations....................................    17,664,479     36,120,287
-------------------------------------------------------------------------------
DISTRIBUTIONS:
 Net Investment Income...........................           --        (596,495)
 Net Realized Gain...............................           --      (7,691,095)
-------------------------------------------------------------------------------
  Total Distributions............................           --      (8,287,590)
-------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
 Issued--Regular.................................    44,760,462     59,310,732
 --In Lieu of Cash Distributions.................           --       7,948,741
 Capital Contributions (Note B)..................           --          72,187
 Redeemed........................................    (7,731,384)   (17,506,494)
-------------------------------------------------------------------------------
  Net Increase from Capital Share Transactions...    37,029,078     49,825,166
-------------------------------------------------------------------------------
 Total Increase..................................    54,693,557     77,657,863
Net Assets:
 Beginning of Period.............................    66,736,467    121,430,024
-------------------------------------------------------------------------------
 End of Period (2)...............................  $121,430,024   $199,087,887
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
(1) Shares Issued and Redeemed:
   Shares Issued.................................     3,540,654      4,161,147
   In Lieu of Cash Distributions.................           --         619,542
   Shares Redeemed...............................      (584,213)    (1,263,264)
                                                   ------------   ------------
                                                      2,956,441      3,517,425
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
(2) Net Assets Consist of:
   Paid in Capital...............................  $ 99,066,140   $148,880,523
   Undistributed Net Investment Income...........       596,886        642,526
   Accumulated Net Realized Gain.................     7,654,322     16,044,910
   Unrealized Appreciation.......................    14,112,676     33,519,928
                                                   ------------   ------------
                                                   $121,430,024   $199,087,887
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

LKCM EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                                  PERIOD FROM
                                                               JANUARY 3, 1996**
                                                                TO DECEMBER 31,
                                                                     1996
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net Investment Income........................................    $   450,324
 Net Realized Gain............................................      1,245,994
 Net Change in Unrealized Appreciation........................      3,218,477
--------------------------------------------------------------------------------
  Net Increase in Net Assets Resulting from Operations........      4,914,795
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
 Issued--Regular..............................................     34,492,749
 Redeemed.....................................................     (4,799,656)
--------------------------------------------------------------------------------
  Net Increase from Capital Share Transactions................     29,693,093
--------------------------------------------------------------------------------
 Total Increase...............................................     34,607,888
Net Assets:
 Beginning of Period..........................................            --
--------------------------------------------------------------------------------
 End of Period (2)............................................    $34,607,888
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
(1) Shares Issued and Redeemed:
   Shares Issued..............................................      3,403,217
   Shares Redeemed............................................       (444,578)
                                                                  -----------
                                                                    2,958,639
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
(2) Net Assets Consist of:
   Paid in Capital............................................    $29,693,093
   Undistributed Net Investment Income........................        450,305
   Accumulated Net Realized Gain..............................      1,246,013
   Unrealized Appreciation....................................      3,218,477
                                                                  -----------
                                                                  $34,607,888
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

** Commencement of Operations.

    The accompanying notes are an integral part of the financial statements.

LKCM SMALL CAP EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA & RATIOS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                      PERIOD FROM     PERIOD FROM       YEAR
                                    JULY 14, 1994**   MAY 1, 1995      ENDED
                                     TO APRIL 30,   TO DECEMBER 31, DECEMBER 31,
                                         1995            1995           1996
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PE-
 RIOD.............................      $ 10.00        $  11.48       $  13.84
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
 Net Investment Income............         0.04+           0.03+          0.05
 Net Realized and Unrealized Gain
  on Investments..................         1.44            2.33           3.26
--------------------------------------------------------------------------------
  Total From Investment Opera-
   tions..........................         1.48            2.36           3.31
--------------------------------------------------------------------------------
DISTRIBUTIONS:
 Net Investment Income............          --              --           (0.07)
 Net Realized Gain................          --              --           (0.88)
--------------------------------------------------------------------------------
  Total Distributions.............          --              --           (0.95)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD....      $ 11.48        $  13.84       $  16.20
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL RETURN......................        14.80%++        20.56%++       25.67%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thou-
 sands)...........................      $66,736        $121,430       $199,088
Ratio of Expenses to Average Net
 Assets...........................         1.00%*          1.00%*         1.00%
Ratio of Net Investment Income to
 Average Net Assets...............         1.15%*          0.53%*         0.39%
Portfolio Turnover Rate...........           53%             57%            66%
Average Commission Rate#..........          N/A             N/A       $ 0.0564
--------------------------------------------------------------------------------

*  Annualized.
**  Commencement of Operations.
+ Net of voluntarily waived fees and/or reimbursed expenses of $0.04 and $0.003 per share for the periods ended April 30, 1995, and December 31, 1995, respectively.
++ Total return would have been lower had the Adviser not waived and/or reimbursed certain expenses.
# For fiscal years beginning on or after September 1, 1995, a portfolio is required to disclose the average commission rate per share it paid for portfolio trades on which commissions were charged.

   The accompanying notes are an integral part of the financial statements.

LKCM EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA & RATIOS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                    PERIOD FROM
                                                                     JANUARY 3,
                                                                     1996** TO
                                                                    DECEMBER 31,
                                                                        1996
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD...............................   $ 10.00
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
 Net Investment Income+............................................      0.15
 Net Realized and Unrealized Gain on Investments...................      1.55
--------------------------------------------------------------------------------
  Total From Investment Operations.................................      1.70
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD.....................................   $ 11.70
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL RETURN++.....................................................     17.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)..............................   $34,608
Ratio of Expenses to Average Net Assets............................      0.80%*
Ratio of Net Investment Income to Average Net Assets...............      1.50%*
Portfolio Turnover Rate............................................        79%
Average Commission Rate............................................   $0.0611
--------------------------------------------------------------------------------

*  Annualized.
**  Commencement of Operations.
+ Net of voluntarily waived fees of $0.05 per share for the period ended December 31, 1996.
++ Total return would have been lower had the adviser not waived certain expenses.

    The accompanying notes are an integral part of the financial statements.

                                   LKCM FUND

                         NOTES TO FINANCIAL STATEMENTS

  LKCM Fund (the "Fund") was established under Delaware law by a Declaration of Trust dated February 10, 1994 and is registered under the Investment Company Act of 1940 as an open-end, management investment company. The LKCM Small Cap Equity Portfolio and LKCM Equity Portfolio (the "Portfolios"), diversified portfolios of the Fund, commenced operations on July 14, 1994 and January 3, 1996, respectively.

A. SIGNIFICANT ACCOUNTING POLICIES. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Portfolios in the preparation of their financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

  1. SECURITY VALUATION: Securities listed on a U.S. securities exchange or NASDAQ for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked price. Securities listed on a foreign exchange for which market quotations are readily available are valued at the latest quoted sales price available before the time when assets are valued. Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services. Fixed-income securities purchased with remaining maturities of 60 days or less are valued at amortized cost if it reflects fair value. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees.

  2. FEDERAL INCOME TAXES: It is each Portfolio's intention to qualify for taxation as a regulated investment company under the Internal Revenue Code so that the Portfolios will not be subject to Federal income tax to the extent it distributes its income to its shareholders.

  Paid in capital, undistributed net investment income and accumulated net realized gain for the Portfolios have been adjusted for permanent book to tax differences.

  At December 31, 1996, cost and unrealized appreciation (depreciation) of investments for Federal income tax purposes were:

                                                                      NET
                                                                  APPRECIATION
   LKCM PORTFOLIOS          COST     APPRECIATION (DEPRECIATION) (DEPRECIATION)
   ---------------      ------------ ------------ -------------- --------------
   Small Cap Equity.... $165,833,784 $40,484,350   $(7,004,852)   $33,479,498
   Equity..............   31,674,778   3,547,872      (337,825)     3,210,047

  3. REPURCHASE AGREEMENTS: The Portfolios may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines established by the Board of Trustees. In a repurchase agreement, a Portfolio buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week and never exceeds one year. A repurchase agreement may be viewed as a fully collateralized loan of money by the Portfolio to the seller. The Portfolio always receives securities

                                   LKCM FUND
  as collateral with a market value at least equal to the purchase price, including accrued interest, and this value is maintained during the term of the agreement. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Portfolio's realization upon the collateral may be delayed or limited.

  4. DISTRIBUTION TO SHAREHOLDERS: The Portfolios intend to pay dividends and net capital gains distributions, if any, on an annual basis. All distributions will be recorded on the ex-dividend date.

  The amount and character of income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

  5. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized using the accrual basis.

B. ADVISORY SERVICES: Luther King Capital Management Corporation (the "Adviser"), serves as the investment adviser to the Portfolios under an Investment Advisory Agreement (the "Agreement"). Under the Agreement the LKCM Small Cap Equity Portfolio and LKCM Equity Portfolio pay the Adviser an advisory fee calculated by applying a quarterly rate, equal on an annual basis to .75% and .70%, respectively, of the Portfolio's average daily net assets for the quarter. Until further notice, the Adviser has voluntarily agreed to waive its advisory fees and reimburse expenses to the extent necessary to keep total operating expenses from exceeding 1.00% and .80%, respectively. During the year ended December 31, 1996, the Adviser voluntarily contributed capital to the LKCM Small Cap Equity Portfolio in the aggregate amount of $72,187. The capital contribution was intended to offset capital losses realized by the LKCM Small Cap Equity Portfolio on certain transactions during the year ended December 31, 1996.

C. ADMINISTRATIVE SERVICES: Chase Global Funds Services Company (the "Administrator"), a subsidiary of The Chase Manhattan Bank ("Chase"), provides the Fund with administrative, fund accounting, dividend disbursing and transfer agency services pursuant to a fund administration agreement. Chase provides the Fund with custodial services pursuant to a custodial agreement. Pursuant to the fund administration agreement and custody agreement, the Administrator receives an aggregate monthly fee, which on an annualized basis equals .215% of the first $75 million of the net assets of the Small Cap Equity Portfolio, plus .135% of the next $75 million of the net assets of the Small Cap Equity Portfolio, plus .095% of the net assets of the Small Cap Equity Portfolio in excess of $150 million (with a minimum annual fee of $145,000 plus .015% of average daily net assets); and .185% of the first $75 million of the net assets of the Equity Portfolio, plus .135% of the next $75 million of the net assets of the Equity Portfolio, plus .095% of the net assets of the Equity Portfolio in excess of $150 million (with a minimum annual fee of $100,000 in the first year, $145,000 subsequent years, plus
 .015% of average daily net assets).

D. PURCHASES AND SALES: For the period ended December 31, 1996, the cost of purchases and sales of investment securities other than long-term U.S. Government Securities and short term securities were:

LKCM PORTFOLIOS                                          PURCHASES      SALES
---------------                                         ------------ -----------
Small Cap Equity....................................... $141,168,076 $96,385,395
Equity.................................................   49,277,586  20,736,232

                                   LKCM FUND

  There were no purchases or sales of long-term U.S. Government securities for the Portfolios.

E. BOARD OF TRUSTEES: Trustees, other than those who are officers or affiliates of the Adviser, receive an annual fee plus a meeting fee for each meeting attended and are reimbursed for expenses incurred in attending Board Meetings.

F. CHANGE IN FISCAL YEAR: Effective May 1, 1995, the LKCM Small Cap Equity Portfolio changed its fiscal year end from April 30 to December 31.

G. INVESTMENT IN AFFILIATES: The market value of investments in affiliates (as defined in the Investment Company Act of 1940, "Affiliated Companies" are those in which the LKCM Small Cap Equity Portfolio holds 5% or more of the outstanding voting securities) at December 31, 1996 aggregated $1,828,125.

H. OTHER: During the year ended December 31, 1996, the LKCM Small Cap Equity Portfolio incurred $2,413 in brokerage commission fees paid to San Jacinto Securities, Inc., an affiliated broker/dealer of the Portfolios'. Effective June 20, 1996, San Jacinto Securities, Inc. is no longer an affiliated broker/dealer of the Portfolios'.

At December 31, 1996, the percentage of total shares outstanding and the number of record shareholders owning 10% or greater of the Portfolios were as follows:

                                                             NO. OF        %
LKCM PORTFOLIOS                                           SHAREHOLDERS OWNERSHIP
---------------                                           ------------ ---------
Small Cap Equity.........................................       1        15.28%

I. DIVIDEND DISTRIBUTION: During December 1996, the Board declared a distribution in LKCM Small Cap Equity Portfolio and LKCM Equity Portfolio of $0.05 and $0.15 per share, respectively, derived from net investment income and $1.31 and $0.42 per share, respectively, derived from net realized gains, payable on January 7, 1997, to shareholders of record on December 31, 1996.

                         INDEPENDENT AUDITORS' REPORT

To the Trustees and Shareholders of
LKCM Small Cap Equity Portfolio and
LKCM Equity Portfolio:

  We have audited the accompanying statements of net assets of LKCM Small Cap Equity Portfolio and LKCM Equity Portfolio (two of the Portfolios constituting LKCM Fund) as of December 31, 1996, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the respective periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted accounting standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at December 31, 1996 by correspondence with the custodian and brokers; where replies were not received from the brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of LKCM Small Cap Equity Portfolio and LKCM Equity Portfolio at December 31, 1996, the results of their operations, the changes in their net assets, and their financial highlights for the respective periods presented in conformity with generally accepted accounting principles.

Deloitte & Touche LLP

Boston, Massachusetts
January 31, 1997

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FEDERAL TAX INFORMATION (UNAUDITED):

  At December 31, 1996 the LKCM Small Cap Equity Portfolio hereby designated $8,299,000 as a long term capital gain dividend for the purpose of the dividend paid deduction on its Federal Income tax return.

  For the year ended December 31, 1996, the percentage of dividends, as reported on Form 1099-DIV, that qualify for the 70% dividend received deduction for corporate shareholders was 14%, and 27% for the LKCM Small Cap Equity and LKCM Equity Portfolios, respectively.

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